Vessels, Net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Balance December 31, 2014	$ 2,098,820
Depreciation	(50,411)	$ (51,818)
Balance June 30, 2015	2,053,710
Vessel Cost [Member]
Balance December 31, 2014	$ 2,953,440
Depreciation
Other vessels' costs	$ 1,491
Balance June 30, 2015	2,954,931
Accumulated Depreciation Vessel [Member]
Balance December 31, 2014	(854,620)
Depreciation	$ (46,601)
Other vessels' costs
Balance June 30, 2015	$ (901,221)
Net Book Value Vessel [Member]
Balance December 31, 2014	2,098,820
Depreciation	(46,601)
Other vessels' costs	1,491
Balance June 30, 2015	$ 2,053,710